RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 16 – RESEARCH AND DEVELOPMENT EXPENSES, NET

A)	Information of accounting policy

Research expenses are recognized as an expense when incurred. Costs incurred for development projects (relating to the design and testing of new or improved products) are recognized as intangible assets when the following conditions are met:

●	There is technical feasibility to complete the intangible asset so that it will be available for use.

●	Management intends to complete and use or sell the intangible asset

●	The intangible asset can be used or sold

●	The manner in which the intangible asset will generate probable future economic benefits can be demonstrated

●	Adequate resources: technical, financial, and other - are available to complete development and use or sell the intangible asset.

●	The expenditure attributable to the intangible asset during its development can be reliably measured.

Other development expenses that do not meet these conditions are recognized as an expense when incurred. Development costs previously recognized as an expense are not recognized as an asset in subsequent periods. The Company periodically evaluates the fulfillment of the above criteria and has determined that it is unable to recognize intangible assets as of December 31, 2025, 2024 and 2023. This is primarily due to the fact that, for several of the Company’s products under development - some in early stages and others in clinical trials - the Company’s management has not consistently demonstrated the technical feasibility of completing development, given the high technological complexity involved.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 16 – RESEARCH AND DEVELOPMENT EXPENSES, NET (cont.)

Additional products that are already in ongoing sales processes are not in development stages related to product improvements, and all the related research and development expenses pertain to maintenance and sustaining existing products. As a result, development expenses up to the date of the financial position report did not meet the aforementioned conditions and were therefore expensed in the statement of comprehensive loss when incurred.

B)	Additional information

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Salaries and related expenses	12,510	13,045	11,610	3,639
Share-based compensation	879	117	108	34
Depreciation	1,075	1,221	1,157	363
Raw materials and consumables	711	510	487	153
Consultants and subcontractors	15,324	5,296	4,616	1,447
Patents	703	617	1,014	318
Other	612	353	288	90
	31,814	21,159	19,280	6,044
Net of grants from the IIA and KORIL	(415)	(1,029)	(1,930)	(605)
	31,399	20,130	17,350	5,439